Consolidated Statements Of Cash Flows $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Operating activities:
Net loss	$ (13,097)	$ (15,068)	$ (2,971)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Impairment of goodwill			1,242
Impairment of long-lived assets	0	2,910	3,625
Amortization of acquired intangible assets	3,744	2,696	2,337
Amortization of land use rights	218	222	223
Inventory provision	7,254	1,643	1,475
Warranty provision	(51)	28	94
(Reversal) accrual of allowance for doubtful accounts	474	64	(319)
Written off receivables	589
Depreciation of property, plant and equipment	3,606	2,620	3,645
Change in fair value of put option	210	210	150
Share-based compensation	0	753	1,246
Changes in operating assets and liabilities:
Accounts receivable	(13,953)	7,697	(8,210)
Amount due from a related party	(68)
Notes receivable	424	(432)
Inventories	(488)	1,527	(7,251)
Prepaid expenses and other current assets	(8,993)	(19,183)	5,584
Payment for purchase of land use right		(1,947)
Accounts payable	(5,489)	1,485	2,742
Notes payable	(9,550)	9,737
Amount due to a related party	(176)	179
Accrued expenses and other current liabilities	1,931	964	875
Advance from customers	599	(803)	175
Deferred revenue	(1,941)	5,966	(438)
Income tax payable	649	204	(825)
Net cash provided by (used in) operating activities	(34,108)	1,472	3,399
Investing activities:
Purchase of property, plant and equipment	(147,832)	(89,872)	(9,873)
Purchase of intangible assets	(5,846)	(9,135)	(3,083)
Deposit received for the sale of property	13,335	6,513	1,632
Disposal of land use right	1,649
(Increased) decreased in restricted cash	4,775	(4,869)
Disposal of a subsidiary	3,770
Net cash used in investing activities	(130,149)	(97,363)	(11,324)
Financing activities:
Capital contribution by a noncontrolling shareholder		3,197	8,120
Capital repayment to a noncontrolling shareholder	(8,120)
Proceeds from a long-term loan		4,869
Proceeds from short-term loans	20,251	487
Repayment to a long-term loan	(1,592)	(812)
Repayment to short-term loans	(14,728)	(1,100)
Net cash provided by (used in) financing activities	(4,189)	6,641	8,120
Effect of exchange rate changes on cash and cash equivalents	(2,000)	(5,439)	7,504
Net increase (decrease) in cash and cash equivalents	(170,446)	(94,689)	7,699
Cash and cash equivalents at the beginning of the year	170,960	265,649	257,950
Cash and cash equivalents at the end of the year	514	170,960	265,649
Cash paid during the year for:
Income taxes	301	234	2,970
Interest expense	1,490	211
Non-cash investing and financing activities:
Interest expenses payable	20	407	115
Payable for property, plant and equipment	7,455	1,871	4,973
Payable for intangible assets	1,590	$ 768	1,497
Capital contribution receivable from a noncontrolling shareholder			$ 54
Receivables from disposal of a subsidiary	2,859
Receivables from disposal of land use right	$ 261